WARRANT LIABILITIES - Fair value of the warrant liability assumptions (Details)	Dec. 31, 2020 Y	Nov. 13, 2020 $ / shares	Dec. 31, 2019 Y $ / shares	Sep. 25, 2019 $ / shares	Sep. 23, 2016 $ / shares
Series C Redeemable Convertible Preferred Shares | China Equities HK Limited
Class of Warrant or Right [Line Items]
Exercise price per share					$ 0.945
Series C Redeemable Convertible Preferred Shares | China Equities HK Limited | Risk-free rate of return
Class of Warrant or Right [Line Items]
Warrant measurement input	1.15		2.60
Series C Redeemable Convertible Preferred Shares | China Equities HK Limited | Volatility
Class of Warrant or Right [Line Items]
Warrant measurement input	45		45
Series C Redeemable Convertible Preferred Shares | China Equities HK Limited | Expected dividend yield
Class of Warrant or Right [Line Items]
Warrant measurement input	0		0
Series C Redeemable Convertible Preferred Shares | China Equities HK Limited | Fair value of underlying Redeemable Convertible Preferred Shares
Class of Warrant or Right [Line Items]
Warrant measurement input	5.42		1.97
Series C Redeemable Convertible Preferred Shares | China Equities HK Limited | Expected term
Class of Warrant or Right [Line Items]
Warrant measurement input	2.7		3.7
Series C Redeemable Convertible Preferred Shares | Two PRC onshore investment funds | Risk-free rate of return
Class of Warrant or Right [Line Items]
Warrant measurement input			2.58
Series C Redeemable Convertible Preferred Shares | Two PRC onshore investment funds | Volatility
Class of Warrant or Right [Line Items]
Warrant measurement input			55
Series E Redeemable Convertible Preferred Shares | Two PRC onshore investment funds
Class of Warrant or Right [Line Items]
Exercise price per share				$ 2.45
Series E Redeemable Convertible Preferred Shares | Two PRC onshore investment funds | Expected dividend yield
Class of Warrant or Right [Line Items]
Warrant measurement input			0
Series E Redeemable Convertible Preferred Shares | Two PRC onshore investment funds | Fair value of underlying Redeemable Convertible Preferred Shares
Class of Warrant or Right [Line Items]
Exercise price per share			$ 2.49
Series E Redeemable Convertible Preferred Shares | Two PRC onshore investment funds | Expected term
Class of Warrant or Right [Line Items]
Warrant measurement input | Y			1.2
Series F Redeemable Convertible Preferred Shares
Class of Warrant or Right [Line Items]
Exercise price per share		$ 2.8814
Series F Redeemable Convertible Preferred Shares | Novo Investment HK Limited
Class of Warrant or Right [Line Items]
Exercise price per share		$ 2.8814
Series F Redeemable Convertible Preferred Shares | Novo Investment HK Limited | Risk-free rate of return
Class of Warrant or Right [Line Items]
Warrant measurement input	1.07
Series F Redeemable Convertible Preferred Shares | Novo Investment HK Limited | Volatility
Class of Warrant or Right [Line Items]
Warrant measurement input	30
Series F Redeemable Convertible Preferred Shares | Novo Investment HK Limited | Expected dividend yield
Class of Warrant or Right [Line Items]
Warrant measurement input	0
Series F Redeemable Convertible Preferred Shares | Novo Investment HK Limited | Fair value of underlying Redeemable Convertible Preferred Shares
Class of Warrant or Right [Line Items]
Warrant measurement input	5.50
Series F Redeemable Convertible Preferred Shares | Novo Investment HK Limited | Expected term
Class of Warrant or Right [Line Items]
Warrant measurement input | Y	0.36